Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Marketable securities, commodities, timedeposits, and derivative financial instruments
(USD millions)	2020	2019

Marketable securities	26	61

Commodities	111	110

Time deposits and short-term investments with original maturity more than 90 days	1 609	61

Derivative financial instruments	159	102

Total marketable securities, commodities, time deposits and derivative financial instruments	1 905	334

Cash and cash equivalents
(USD millions)	2020	2019

Current accounts	3 750	3 247

Time deposits and short-term investments with original maturity less than 90 days	5 908	7 865

Total cash and cash equivalents	9 658	11 112